UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller        Boulder, Colorado       November 13, 2007
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total:     $385,173  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)

                           FORM 13F INFORMATION TABLE


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NAME OF ISSUER           TITLE     CUSIP       VALUE     SHRS OR    SH/   PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
                          OF                  (x$1000)   PRN AMT    PRN   CALL    DISCRETION  MANAGERS
                         CLASS                                                                         -----------------------
                                                                                                       SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC    COM      026874107    3,585      53,000     SH           DEFINED          1        53,000

ANHEUSER BUSCH COS INC     COM      035229103    19,221     384,500    SH           DEFINED          1        384,500

APARTMENT INVT & MGMT CO   CL A     03748R101    5          100        SH           DEFINED          1        100

ARCHSTONE SMITH TR         COM      039583109    6          100        SH           DEFINED          1        100

BERKSHIRE HATHAWAY INC     CL A     084670108    122,065    1,030      SH           DEFINED          1        1,030

BERKSHIRE HATHAWAY INC     CL B     084670207    43,867     11,100     SH           DEFINED          1        11,100

BURLINGTON NORTHN SANTA
FE C                       COM      12189T104    4,870      60,000     SH           DEFINED          1        60,000

CATERPILLAR INC DEL        COM      149123101    6,274      80,000     SH           DEFINED          1        80,000

                           DEPOSITORY
CEDAR FAIR LP              UNIT     150185106    2          100        SH           DEFINED          1        100

CITIGROUP INC              COM      172967101    13,691     293,360    SH           DEFINED          1        293,360

CITIGROUP INVTS LN FD INC  COM      17307C107    13         1,000      SH           DEFINED          1        1,000

CORNERSTONE STRATEGIC
VALUE                      COM      21924B104    -          1          SH           DEFINED          1        1

CORNERSTONE TOTAL RTRN
FD IN                      COM      21924U102    -          1          SH           DEFINED          1        1

D R HORTON INC             COM      23331A109    583        45,500     SH           DEFINED          1        45,500

                           SPON
DIAGEO PLC                 ADR NEW  25243Q205    8,773      100,000    SH           DEFINED          1        100,000

DUKE REALTY CORP           COM NEW  264411505    3          100        SH           DEFINED          1        100

EAGLE MATERIALS INC        COM      26969P108    107        3,000      SH           DEFINED          1        3,000

EATON CORP                 COM      278058102    19,907     201,000    SH           DEFINED          1        201,000

                           SH BEN
EATON VANCE SR INCOME TR   INT      27826S103    1          100        SH           DEFINED          1        100

FIDELITY NATL
INFORMATION SV             COM      31620M106    918        20,690     SH           DEFINED          1        20,690

FIDELITY NATIONAL
FINANCIAL                  CL A     31620R105    823        47,074     SH           DEFINED          1        47,074

FIRST AMER CORP CALIF      COM      318522307    5,859      160,000    SH           DEFINED          1        160,000

FIRST TR FOUR CRNRS SR
FLT R                      COM SHS  33733Q107    2          100        SH           DEFINED          1        100

FIRST TR/FOUR CRNRS SR
FLOAT                      COM      33733U108    2          100        SH           DEFINED          1        100

FLAHERTY & CRMN/CLYMR
PFD SE                     COM SHS  338478100    10,579     580,600    SH           DEFINED          1        580,600

FLAHERTY & CRMRN CLYMRE
T R                        COM      338479108    3,499      188,092    SH           DEFINED          1        188,092

FLOATING RATE INCM STRT
FD I                       COM      339735102    97         5,700      SH           DEFINED          1        5,700

FLOATING RATE INCM STRTS
FD                         COM SHS  339736100    2          100        SH           DEFINED          1        100

GABELLI UTIL TR            COM      36240A101    1          125        SH           DEFINED          1        125

GENERAL GROWTH PPTYS INC   COM      370021107    2,204      41,100     SH           DEFINED          1        41,100

HEALTHCARE RLTY TR         COM      421946104    107        4,000      SH           DEFINED          1        4,000

HOME DEPOT INC             COM      437076102    4,866      150,000    SH           DEFINED          1        150,000

                           COM SH
HRPT PPTYS TR              BEN INT  40426W101    10         1,000      SH           DEFINED          1        1,000

JOHNSON & JOHNSON          COM      478160104    4,599      70,000     SH           DEFINED          1        70,000

KB HOME                    COM      48666K109    333        13,300     SH           DEFINED          1        13,300

LEGG MASON INC             COM      524901105    13,261     157,328    SH           DEFINED          1        157,328

MARSH & MCLENNAN CO INC    COM      571748102    2,805      110,000    SH           DEFINED          1        110,000

MORGAN STANLEY EMER MKT
FD                         COM      61744H105    1          100        SH           DEFINED          1        100

NATIONWIDE HEALTH PPTYS
INC                        COM      638620104    2,260      75,000     SH           DEFINED          1        75,000

PFIZER INC                 COM      717081103    2,443      100,000    SH           DEFINED          1        100,000

REDWOOD TR INC             COM      758075402    2,558      77,000     SH           DEFINED          1        77,000

REGENCY CTRS CORP          COM      758849103    1,151      15,000     SH           DEFINED          1        15,000

RYLAND GROUP INC           COM      783764103    649        30,300     SH           DEFINED          1        30,300

SIMON PPTY GROUP INC NEW   COM      828806109    3          29         SH           DEFINED          1        29

                           PFD CONV I
SIMON PPTY GROUP INC NEW   6%       828806802    2          30         SH           DEFINED          1        30

TANGER FACTORY OUTLET
CTRS                       COM      875465106    8          200        SH           DEFINED          1        200

TOLL BROTHERS INC          COM      889478103    504        25,200     SH           DEFINED          1        25,200

WAL MART STORES INC        COM      931142103    27,150     622,000    SH           DEFINED          1        622,000

WASHINGTON MUT INC         COM      939322103    13,861     392,549    SH           DEFINED          1        392,549

YRC WORLDWIDE INC          COM      984249102    1,724      63,100     SH           DEFINED          1        63,100

YUM BRANDS INC             COM      988498101    39,919     1,180,000  SH           DEFINED          1        1,180,000
